Disposal of Subsidiary (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [line items]
Summary of Analysis of Assets and Liabilities on Date Control was Lost
a.	Analysis of assets and liabilities on the date control was lost

NT$

Current Assets
Cash and cash equivalents	$261,238
Inventories related to real estate business	1,787,526
Other current assets	1,761
Non-Current Assets
Financial assets at fair value through other comprehensive income – non-current	70,809
Current Liabilities
Other payables	(222)

Net assets disposed of	$2,121,112

Summary of Gain on Disposal of Subsidiary
b.	Gain on disposal of subsidiary

NT$

Total consideration (paid in cash)	$2,354,938
Net assets disposed of	(2,121,112)
Non-controlling interest	295,895

Gain on disposals	$529,721

Summary of Net Cash Inflow on Disposal of Subsidiaries
c.	Net cash inflow on disposals of subsidiaries

NT$

Consideration received in cash	$2,354,938
Less: Cash and cash equivalent balances disposed of	(261,238)

Net cash inflow on disposals of subsidiaries	$2,093,700